7. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES - future minimum lease payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Net Minimum lease payments receivable	$ 427,925	$ 261,356
Less: unearned interest income	(37,826)	(26,404)
Net investment in direct financing and sales-type leases	390,099	234,952
Year 2014
Net Minimum lease payments receivable	293,206
Less: unearned interest income	(31,522)
Net investment in direct financing and sales-type leases	261,684
Year 2015
Net Minimum lease payments receivable	134,566
Less: unearned interest income	(6,300)
Net investment in direct financing and sales-type leases	128,266
Year 2016
Net Minimum lease payments receivable	153
Less: unearned interest income	(4)
Net investment in direct financing and sales-type leases	$ 149